Expense Example {- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Advisor M Class PRO-07 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Advisor M Class
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	226
5 years	394
10 years	$ 881